Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Prepaid expenses and other	$ 116,270	$ 102,429
Other non-current assets	4,189	17,844
Accrued Liabilities	(410,084)	(412,278)
Current Portion of Derivative Liabilities	(154,166)	(267,539)
Derivative Liabilities	(612,437)	(414,084)
Designated as Hedging Instrument [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(760)	(338)
Derivative Liabilities	(14,436)	(777)
Not Designated as Hedging Instrument [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Other non-current assets	347
Current Portion of Derivative Liabilities	(4,513)	(16,372)
Derivative Liabilities	(28)	(2,534)
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Other non-current assets	2,009	7,516
Current Portion of Derivative Liabilities	(79,293)	(198,196)
Derivative Liabilities	(412,053)	(154,673)
Not Designated as Hedging Instrument [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(69,600)	(52,633)
Derivative Liabilities	(185,920)	(256,100)
Not Designated as Hedging Instrument [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Other non-current assets	1,833	10,328
Derivative [Member]
Derivatives, Fair Value [Line Items]
Prepaid expenses and other	1,890	80
Accrued Liabilities	(18,123)	(21,725)
Derivative [Member] | Designated as Hedging Instrument [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(184)
Derivative [Member] | Not Designated as Hedging Instrument [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Prepaid expenses and other	432	80
Derivative [Member] | Not Designated as Hedging Instrument [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Prepaid expenses and other	113
Accrued Liabilities	(14,891)	(18,348)
Derivative [Member] | Not Designated as Hedging Instrument [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(3,048)	$ (3,377)
Derivative [Member] | Not Designated as Hedging Instrument [Member] | Time-charter Swap [Member]
Derivatives, Fair Value [Line Items]
Prepaid expenses and other	$ 1,345